EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2016
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
NOTE 18 -	EMPLOYEE BENEFITS

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China, a central provision fund run by the Singapore government in respect of its employees in Singapore, and an employment provident fund in respect of its employees in Malaysia. The expenses related to these plans were $16,150, $17,018 and $18,235 for the years ended June 30, 2014, 2015 and 2016, respectively. These schemes were accounted for as defined contribution plans.